Jul. 31, 2019

VOYA FUNDS TRUST

Voya GNMA Income Fund

(the “Fund”)

Supplement dated January 31, 2020

to the Fund’s Class A, Class C, Class I, Class T,

and Class W shares Prospectus (the “Prospectus”),

dated July 31, 2019

On January 24, 2020, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund’s management fee, sub-advisory fee, and expense limits, effective January 1, 2020.

Effective January 1, 2020, the Fund’s Prospectus is revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T	W
Management Fees	%	0.45	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.15	0.15	0.14	0.15	0.15
Total Annual Fund Operating Expenses	%	0.85	1.60	0.59	0.85	0.60
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.05)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.84	1.59	0.54	0.84	0.59

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser is contractually obligated to limit expenses to 0.84%, 1.59%, 0.54%, 0.84% and 0.59% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through August 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

2.	The table in the section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$334	513	709	1,272
C	Sold	$262	504	870	1,899
	Held	$162	504	870	1,899
I	Sold or Held	$55	184	324	733
T	Sold or Held	$334	513	709	1,272
W	Sold or Held	$60	191	334	749